Related Parties	12 Months Ended
Dec. 31, 2024
Related Parties [Abstract]
RELATED PARTIES

NOTE 15: RELATED PARTIES

The Company’s related parties include its subsidiaries, associates and service providers over which the Company exercises significant influence, and key management personnel. Key management personnel are those people who have the authority and responsibility, directing and controlling the activities of the Company, directly and indirectly. Key management personnel include officers, directors and companies controlled by officers and directors.

Agreement with Weild Capital, LLC (“Weild Capital”)

On January 2, 2023, the Company entered into and advisory services agreement with Weild Capital LLC (dba Weild & Co.) (“Weild Agreement”), a wholly owned subsidiary of Weild & Co., Inc., of which Mr. David Weild is Chairman & CEO. Mr. Weild serves as the Chairman of the board of the Company. Under the advisory agreement, the Company agreed to pay Weild Capital a nonrefundable advisory fee of $90 plus in a sale transaction a transaction fee of three and a half percent (3.5%) of the aggregate transaction value up to $60,000, and four and a half percent (4.5%) of the aggregate transaction value in excess of $60,000, subject to a minimum transaction fee of $1,400, to be paid upon closing. In addition, under the terms of the agreement, in the event that an investment transaction is consummated during the term of the agreement or within 12 months after the termination of the Weild Agreement, the Company is obligated to pay a financing placement fee equal to five and half percent (5.5%) of gross proceeds received, excluding any proceeds provided by existing shareholders of the Company. Further, Weild Capital shall receive warrants to purchase the equivalent securities on comparable terms subject to such investment transaction in an amount equal to three percent (3%) of the gross proceeds received by the Company under the investment transaction.

As of December 31, 2023, related to the Investment by Republic in the Company’s stock, the Company paid the advisory fee to Weild & Co. of $293. Additionally, under the Weild Agreement, the Company also issued to Weild & Co. 661,452 warrants to purchase the Company’s common shares valued, as of the date of issuance, at $139 based on the Black-Scholes options pricing model. Warrants are exercisable until August 18, 2028, at an exercise price of $0.2381 per warrant.

Service Agreement with Nabatech

Effective on January 1, 2023, as part of the joint venture SICPA Agreement, the Company entered into a service agreement with Nabatech, under which it provides technology support and advisory services to Nabatech, an entity formed for the development of central bank digital currency solutions with the utilization of blockchain technology, and in which the Company holds 33 percent ownership.

During the year ended December 31, 2024, and 2023, the Company recognized service revenue of $863 and $976, respectively, and cost of services of $836 and $976, respectively, for providing services to Nabatech. Prepaid expenses and other receivables include $605 and $455 due from Nabatech as of December 31, 2024, and 2023, respectively.

The following balances are held with or by related parties as of December 31, 2024, and 2023:

	December 31
	2024	2023
Assets:
Prepaid expenses and other receivables	$1,417	$616
Total	$1,417	$616

Liabilities:
Accounts payable and accrued expenses	242	240
INX Token liability	2,423	4,485
INX Token warrant liability	464	671
Total	$3,129	$5,396

Revenue and expense items recognized in transactions with related parties during the years ended December 31, 2024, and 2023 mainly include service revenue earned from Nabatech, and compensation provided to key management personnel and directors, as follows:

	Year ended December 31
	2024	2023	2022

Service revenue	$863	$976	$-
	$863	$976	$-

Cost of service:
Compensation and benefits	226	226	-
	$226	$226	$-

Research and Development:
Compensation and benefits	$263	$234	465
Share-based compensation	24	190	70
INX Token-based compensation	34	41	6
	$321	$465	$541

Sales and marketing:
Compensation and benefits	167	-	369
Share-based compensation	37	-	176
INX Token-based compensation	14	-	298
	$218	$-	$843

General and administrative:
Compensation and benefits	2,760	2,934	2,204
Share-based compensation	884	1,702	543
INX Token-based compensation	296	396	278
	$3,940	$5,032	$3,025
Total compensation and benefits	$4,705	$5,723	$4,409

Change in fair value of INX Token and warrant liabilities	$(2,943)	$(830)	$(20,133)

Each of the Company’s independent directors receives a monthly fee of $4 for the term of the engagement. In addition, each independent director receives $1 in consideration for participation in a committee meeting of the Board. Further, each independent director is entitled to receive an option to purchase 3,500 INX Tokens each month at an exercise price equal to the fair market value of the INX Token at the date of the grant. The warrants expire 10 years after the date of the grant.

On November 30, 2022, the Company committed to grant, and subsequently issued, options to its independent directors to purchase 928,399 Common Shares of the Company at CAD 0.165 ($0.12), a price per share equal to the fair value per share at the date of the commitment to grant the options. 397,886 options vest immediately on the date of the grant and remaining 530,514 options shall vest over the period of over 2 to 3 years with the first anniversary on November 30, 2023, and with all options fully vested on November 30, 2025.